Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund
Entity Central Index Key	0000356494
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
VIP Value Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials. Stock picks in health care, primarily within the health care equipment & services industry, hampered the fund's return as well. Further hurting the portfolio's result were stock selection and an overweight in consumer discretionary.
•The largest individual relative detractor was an overweight in CVS Health (-41%). The company was one of the fund's largest holdings this period. The second-largest relative detractor was our stake in Centene (-23%). The stock was no longer held at period end but was among of our largest holdings in 2024. Another notable relative detractor was an overweight in Chemours (-44%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology. Investment choices in energy and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among the fund's biggest holdings. A non-benchmark stake in Targa Resources (+109%) helped as well. Another notable relative contributor was an overweight in Constellation Energy (+89%), although this period we decreased our stake in the stock.
•Notable changes in positioning include increased exposure to the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,925 $11,124 $12,857 $11,078 $14,637 $15,563 $20,243 $19,411 $23,252 $25,897 Russell 3000® Value Index $10,000 $9,587 $11,351 $12,848 $11,746 $14,831 $15,257 $19,128 $17,601 $19,653 $22,400 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 11.37% 12.09% 9.98% Russell 3000® Value Index 13.98% 8.60% 8.40% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 569,815,537
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 3,362,874
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$569,815,537
Number of Holdings	104
Total Advisory Fee	$3,362,874
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.5 Industrials 13.6 Health Care 11.8 Consumer Discretionary 8.9 Energy 7.9 Consumer Staples 7.5 Information Technology 6.1 Utilities 5.5 Materials 5.4 Real Estate 4.6 Communication Services 3.7 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 88.8 Canada 4.0 United Kingdom 2.1 Switzerland 1.0 Puerto Rico 0.9 Germany 0.8 Sweden 0.7 Portugal 0.7 Spain 0.5 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Canada - 4.0 United Kingdom - 2.1 Switzerland - 1.0 Puerto Rico - 0.9 Germany - 0.8 Sweden - 0.7 Portugal - 0.7 Spain - 0.5 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.9 Exxon Mobil Corp 2.9 Apollo Global Management Inc 2.0 Philip Morris International Inc 2.0 Lumentum Holdings Inc 1.9 First Citizens BancShares Inc/NC Class A 1.9 East West Bancorp Inc 1.8 The Travelers Companies, Inc. 1.8 Global Payments Inc 1.6 Reinsurance Group of America Inc 1.6 20.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Floating Rate High Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Given resilient corporate profits, better-than-expected U.S. economic performance, and a realization that the U.S. Federal Reserve may take a more measured approach to interest rate cuts, leveraged loans posted a solid gain and outperformed all other fixed-income categories in 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 8.99% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, security selection was the primary detractor, especially within telecom category. Picks in the food products segment also hampered the fund's result. Investment choices and an underweight in health care hurt as well.
•The largest individual relative detractor was an overweight in Securus Technologies (-43%). A stake in CenturyLink (+37%) also hurt. Another notable relative detractor this period was avoiding Air Medical, a benchmark component that gained 31%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in the electronics/electrical group. Oil & gas picks also boosted the fund's relative performance. Also helping our relative result were security selection and an underweight in business equipment & services.
•Not owning Magenta Buyer, a benchmark component that returned -38%, was the top individual relative contributor. Avoiding Dell Software, a benchmark component that returned approximately -29%, helped as well. Another notable relative contributor this period was avoiding Endure Digital, a benchmark component that returned roughly -24%.
•By quality, positioning in unrated bonds added the most value, whereas those rated CCC hurt the most. Notable changes in positioning include higher allocations to the financial intermediaries and telecom industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,991 $10,906 $11,320 $11,286 $12,288 $12,630 $13,272 $13,211 $14,826 $16,065 Morningstar® LSTA® US Performing Loans $10,000 $10,010 $11,047 $11,524 $11,593 $12,601 $13,043 $13,750 $13,644 $15,515 $16,935 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 8.36% 5.51% 4.85% Morningstar® LSTA® US Performing Loans 9.15% 6.09% 5.41% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 448,863,144
Holdings Count | shares	596
Advisory Fees Paid, Amount	$ 2,531,143
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$448,863,144
Number of Holdings	596
Total Advisory Fee	$2,531,143
Portfolio Turnover	45%

Holdings [Text Block]	BBB 1.3 BB 20.9 B 60.5 CCC,CC,C 6.4 D 0.1 Not Rated 4.7 Equities 1.4 Short-Term Investments and Net Other Assets (Liabilities) 4.7 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 1.3 BB - 20.9 B - 60.5 CCC,CC,C - 6.4 D - 0.1 Not Rated - 4.7 Equities - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.5 Corporate Bonds 3.8 Common Stocks 0.9 Alternative Funds 0.5 Asset-Backed Securities 0.4 Preferred Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.5 Corporate Bonds - 3.8 Common Stocks - 0.9 Alternative Funds - 0.5 Asset-Backed Securities - 0.4 Preferred Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 United States 91.1 United Kingdom 2.5 Canada 1.5 Netherlands 1.3 France 0.8 Puerto Rico 0.5 Luxembourg 0.4 Grand Cayman (UK Overseas Ter) 0.4 Ireland 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 United Kingdom - 2.5 Canada - 1.5 Netherlands - 1.3 France - 0.8 Puerto Rico - 0.5 Luxembourg - 0.4 Grand Cayman (UK Overseas Ter) - 0.4 Ireland - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.1 MH Sub I LLC 1.3 Acrisure LLC 1.2 Fertitta Entertainment LLC/NV 1.2 Univision Communications Inc 1.1 Polaris Newco LLC 1.0 Caesars Entertainment Inc 0.9 Cloud Software Group Inc 0.9 Ascend Learning LLC 0.9 13.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The class reduced its contractual expense cap during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The class reduced its contractual expense cap during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP High Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds gained in 2024, driven by a sturdy economy and corporate profits, tight spreads, light bond supply, and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds increased 9.18% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year.
•By industry, security selection was the primary contributor, especially within telecommunications. Our picks in services and basic industry also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+54%). It was the largest holding at year-end. A second notable relative contributor was an overweight in Emergent BioSolutions (+114%). This period we decreased our position in Emergent BioSolutions.
•An overweight in Uniti (formerly Communications Sales & Leasing) rose 25% and also contributed. The company was one of the fund's largest holdings for the year.
•In contrast, the biggest detractors from performance versus the benchmark were security selection in health care, media, and technology & electronics.
•The largest individual relative detractor was Bausch Health (+13%), which was among the top holdings at year-end. The second-biggest relative detractor was an underweight in CommScope (+55%). An underweight in Ardagh (-12%) also detracted.
•Notable changes in positioning include increased exposure to the financial services and telecommunications industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,613 $10,976 $11,734 $11,309 $12,979 $13,293 $13,864 $12,245 $13,499 $14,662 ICE® BofA® US High Yield Constrained Index $10,000 $9,539 $11,207 $12,046 $11,773 $13,469 $14,287 $15,051 $13,364 $15,164 $16,408 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 8.62% 2.47% 3.90% ICE® BofA® US High Yield Constrained Index 8.20% 4.03% 5.08% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 778,258,015
Holdings Count | shares	798
Advisory Fees Paid, Amount	$ 4,798,108
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$778,258,015
Number of Holdings	798
Total Advisory Fee	$4,798,108
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.1 A 0.4 BBB 2.5 BB 31.9 B 37.3 CCC,CC,C 18.1 Not Rated 3.1 Equities 3.8 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.1 A - 0.4 BBB - 2.5 BB - 31.9 B - 37.3 CCC,CC,C - 18.1 Not Rated - 3.1 Equities - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.5 Bank Loan Obligations 5.9 Common Stocks 2.1 Alternative Funds 1.7 U.S. Treasury Obligations 1.1 Preferred Securities 1.1 Asset-Backed Securities 0.4 CMOs and Other Mortgage Related Securities 0.4 Fixed-Income Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 85.5 Bank Loan Obligations - 5.9 Common Stocks - 2.1 Alternative Funds - 1.7 U.S. Treasury Obligations - 1.1 Preferred Securities - 1.1 Asset-Backed Securities - 0.4 CMOs and Other Mortgage Related Securities - 0.4 Fixed-Income Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 84.8 Canada 3.7 United Kingdom 2.2 France 0.9 Ireland 0.7 Luxembourg 0.7 Switzerland 0.6 Italy 0.6 Germany 0.6 Others 5.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.8 Canada - 3.7 United Kingdom - 2.2 France - 0.9 Ireland - 0.7 Luxembourg - 0.7 Switzerland - 0.6 Italy - 0.6 Germany - 0.6 Others - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) EchoStar Corp 2.9 Fidelity Private Credit Company LLC 1.7 TransDigm Inc 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.3 US Treasury Notes 1.1 CHS/Community Health Systems Inc 1.1 Mesquite Energy Inc 1.0 Tenet Healthcare Corp 0.9 MPT Operating Partnership LP / MPT Finance Corp 0.9 Altice France SA 0.8 13.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Stock Selector Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection - especially in the software & services segment of the information technology sector - meaningfully detracted from the fund's performance versus the benchmark MSCI US Investable Market 2500 Index for the year. Picks in consumer staples and consumer discretionary shares also weighed on the portfolio's relative result the past 12 months.
•An underweight in Nvidia (+171%) detracted most among individual holdings. This period we increased the fund's holdings in Nvidia. Mostly avoiding index component Broadcom (+110%) - a position we established this period - also weighed on the fund's relative result. A further negative was the fund's overweight in Adobe (-25%), a stake we reduced.
•In contrast, investment choices in industrials, health care and communication services provided the biggest boost to the fund's performance versus the MSCI index.
•At the stock level, negligible exposure to index component Intel (-60%) contributed most. The fund did not hold Intel at year-end. Overweighting Boston Scientific (+54%) also was timely. We reduced this position during the period. Avoiding index component Johnson & Johnson (-5%) also worked in the portfolio's favor.
•Notable changes in positioning include increased exposure to information technology and a lower exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 21, 2021 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,171 $8,187 $10,407 MSCI US Investable Market 2500 Index $10,000 $10,505 $8,602 $10,863 S&P 500® Index $10,000 $10,505 $8,602 $10,863 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 19.60% 7.09% MSCI US Investable Market 2500 Index 23.82% 8.69% S&P 500® Index 25.02% 10.05% A From October 21, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,400,536,993
Holdings Count | shares	361
Advisory Fees Paid, Amount	$ 25,497,788
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,400,536,993
Number of Holdings	361
Total Advisory Fee	$25,497,788
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.8 Financials 12.6 Consumer Discretionary 10.5 Health Care 9.6 Communication Services 9.0 Industrials 8.0 Consumer Staples 5.6 Energy 3.1 Utilities 2.0 Real Estate 2.0 Materials 1.9 Common Stocks 95.0 Preferred Stocks 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Preferred Stocks - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.9 United States 95.4 Canada 1.2 Taiwan 0.8 United Kingdom 0.5 Netherlands 0.4 Belgium 0.3 Puerto Rico 0.2 France 0.2 Denmark 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.4 Canada - 1.2 Taiwan - 0.8 United Kingdom - 0.5 Netherlands - 0.4 Belgium - 0.3 Puerto Rico - 0.2 France - 0.2 Denmark - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.2 Apple Inc 6.8 NVIDIA Corp 6.6 Alphabet Inc Class A 4.5 Amazon.com Inc 4.4 Meta Platforms Inc Class A 2.6 Tesla Inc 1.7 Exxon Mobil Corp 1.4 UnitedHealth Group Inc 1.2 Boston Scientific Corp 1.1 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's name changed from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Name [Text Block]	The fund's name changed from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Stock Selector Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection - especially in the software & services segment of the information technology sector - meaningfully detracted from the fund's performance versus the benchmark MSCI US Investable Market 2500 Index for the year. Picks in consumer staples and consumer discretionary shares also weighed on the portfolio's relative result the past 12 months.
•An underweight in Nvidia (+171%) detracted most among individual holdings. This period we increased the fund's holdings in Nvidia. Mostly avoiding index component Broadcom (+110%) - a position we established this period - also weighed on the fund's relative result. A further negative was the fund's overweight in Adobe (-25%), a stake we reduced.
•In contrast, investment choices in industrials, health care and communication services provided the biggest boost to the fund's performance versus the MSCI index.
•At the stock level, negligible exposure to index component Intel (-60%) contributed most. The fund did not hold Intel at year-end. Overweighting Boston Scientific (+54%) also was timely. We reduced this position during the period. Avoiding index component Johnson & Johnson (-5%) also worked in the portfolio's favor.
•Notable changes in positioning include increased exposure to information technology and a lower exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 21, 2021 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,172 $8,188 $10,410 MSCI US Investable Market 2500 Index $10,000 $10,505 $8,602 $10,863 S&P 500® Index $10,000 $10,505 $8,602 $10,863 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Investor Class 19.68% 7.12% MSCI US Investable Market 2500 Index 23.82% 8.69% S&P 500® Index 25.02% 10.05% A From October 21, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,400,536,993
Holdings Count | shares	361
Advisory Fees Paid, Amount	$ 25,497,788
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,400,536,993
Number of Holdings	361
Total Advisory Fee	$25,497,788
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.8 Financials 12.6 Consumer Discretionary 10.5 Health Care 9.6 Communication Services 9.0 Industrials 8.0 Consumer Staples 5.6 Energy 3.1 Utilities 2.0 Real Estate 2.0 Materials 1.9 Common Stocks 95.0 Preferred Stocks 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Preferred Stocks - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.9 United States 95.4 Canada 1.2 Taiwan 0.8 United Kingdom 0.5 Netherlands 0.4 Belgium 0.3 Puerto Rico 0.2 France 0.2 Denmark 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.4 Canada - 1.2 Taiwan - 0.8 United Kingdom - 0.5 Netherlands - 0.4 Belgium - 0.3 Puerto Rico - 0.2 France - 0.2 Denmark - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.2 Apple Inc 6.8 NVIDIA Corp 6.6 Alphabet Inc Class A 4.5 Amazon.com Inc 4.4 Meta Platforms Inc Class A 2.6 Tesla Inc 1.7 Exxon Mobil Corp 1.4 UnitedHealth Group Inc 1.2 Boston Scientific Corp 1.1 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's name changed from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Name [Text Block]	The fund's name changed from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Overseas Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to a strengthening U.S. dollar and the potential for new tariffs.
•Against this backdrop, stock picks in the U.K. and non-benchmark exposure to Taiwan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the year.
•Sector positioning was the primary contributor, especially an underweight in consumer staples, where a smaller-than-index allocation to food, beverage & tobacco stocks helped most. An underweight in energy also boosted relative performance, as did picks in materials.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+151%). This was an investment we established this period. An overweight in Tokio Marine Holdings (+49%), one of the fund's top holdings, helped as well. Another notable relative contributor was an overweight in SAP (+61%). The company was the fund's largest holding at period end.
•In contrast, from a regional standpoint, an underweight in Japan and stock selection in Ireland detracted from the fund's relative result.
•By sector, security selection in financials hurt most versus the benchmark, primarily among banks, where an underweight also detracted. An underweight in communication services further hampered the fund's result.
•The biggest individual relative detractor was our stake in Sony Group (-13%). The stock was not held at period end. A non-benchmark stake in Alten (-44%) and overweight in Sika (-26%) also hurt. This period we decreased our investment in Sika.
•Notable changes in positioning include decreased exposure to Sweden and a higher allocation to the United States. By sector, meaningful shifts in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,355 $9,823 $12,787 $10,882 $13,900 $16,054 $19,205 $14,492 $17,450 $18,317 MSCI EAFE Index $10,000 $9,933 $10,053 $12,595 $10,883 $13,309 $14,376 $16,027 $13,739 $16,280 $16,942 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 4.97% 5.67% 6.24% MSCI EAFE Index 4.07% 4.95% 5.41% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,873,527,864
Holdings Count | shares	88
Advisory Fees Paid, Amount	$ 13,853,311
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,873,527,864
Number of Holdings	88
Total Advisory Fee	$13,853,311
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.2 Financials 24.5 Information Technology 15.9 Health Care 11.7 Materials 7.9 Consumer Discretionary 7.0 Consumer Staples 2.4 Communication Services 1.8 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United Kingdom 17.9 United States 16.0 Japan 15.8 France 11.7 Germany 9.5 Netherlands 6.4 Denmark 3.8 Switzerland 3.8 Italy 3.5 Others 11.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.9 United States - 16.0 Japan - 15.8 France - 11.7 Germany - 9.5 Netherlands - 6.4 Denmark - 3.8 Switzerland - 3.8 Italy - 3.5 Others - 11.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.3 ASML Holding NV 3.2 Hitachi Ltd 2.3 RELX PLC 2.2 Compass Group PLC 2.2 Safran SA 2.2 London Stock Exchange Group PLC 2.1 Novo Nordisk A/S Series B 2.0 Tokio Marine Holdings Inc 2.0 Wolters Kluwer NV 2.0 23.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 65	0.56%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an overweight in health care. Also hurting our result were picks in communication services, primarily within the media & entertainment industry, and consumer discretionary.
•The largest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 110%. The second-largest relative detractor was a stake in MongoDB (-42%). This period we decreased our investment in MongoDB. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained roughly 63%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care. Stock picks in information technology and industrials, primarily within the capital goods industry, also boosted relative performance.
•The top individual relative contributor was a stake in Nvidia (+180%). The stock was the fund's biggest holding at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 92% and was a second notable relative contributor. This period we increased our investment in Taiwan Semiconductor Manufacturing. The stock was one of the fund's biggest holdings. An underweight in Apple (+31%) also helped. This period we increased our investment in Apple. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,717 $10,803 $14,599 $14,574 $19,575 $28,167 $34,706 $26,218 $35,719 $46,574 Russell 3000® Growth Index $10,000 $10,509 $11,286 $14,626 $14,316 $19,447 $26,888 $33,839 $24,037 $33,942 $44,959 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 30.39% 18.93% 16.63% Russell 3000® Growth Index 32.46% 18.25% 16.22% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,947,197,241
Holdings Count | shares	144
Advisory Fees Paid, Amount	$ 57,068,422
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$10,947,197,241
Number of Holdings	144
Total Advisory Fee	$57,068,422
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.4 Health Care 16.2 Consumer Discretionary 11.6 Communication Services 8.9 Industrials 8.5 Financials 7.7 Consumer Staples 1.7 Materials 1.6 Energy 1.5 Real Estate 0.6 Common Stocks 98.4 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.4 Taiwan 5.2 China 2.5 Brazil 0.8 Israel 0.7 Belgium 0.6 Netherlands 0.6 Germany 0.4 United Kingdom 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Taiwan - 5.2 China - 2.5 Brazil - 0.8 Israel - 0.7 Belgium - 0.6 Netherlands - 0.6 Germany - 0.4 United Kingdom - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.6 Apple Inc 11.5 Alphabet Inc Class A 5.4 Amazon.com Inc 5.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.1 Microsoft Corp 4.9 Boston Scientific Corp 2.7 Eli Lilly & Co 2.3 Meta Platforms Inc Class A 1.9 Mastercard Inc Class A 1.8 53.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Equity-Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within utilities. Picks in consumer discretionary also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in health care, primarily within the health care equipment & services industry.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+92%). The second-largest relative contributor this period was avoiding Intel, a benchmark component that returned approximately -60%. An overweight in Vistra (+257%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Stock picking in consumer staples, primarily within the consumer staples distribution & retail industry, also hampered the fund's result. Also detracting from our result were stock picking and an underweight in industrials. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Samsung Electronics returned approximately -40% and was the largest individual relative detractor. A second notable relative detractor this period was avoiding Berkshire Hathaway, a benchmark component that gained 27%. Our stake in Boeing (-32%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,583 $11,299 $12,746 $11,675 $14,865 $15,838 $19,770 $18,764 $20,741 $23,903 Russell 3000® Value Index $10,000 $9,587 $11,351 $12,848 $11,746 $14,831 $15,257 $19,128 $17,601 $19,653 $22,400 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 15.24% 9.97% 9.11% Russell 3000® Value Index 13.98% 8.60% 8.40% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,113,395,369
Holdings Count | shares	123
Advisory Fees Paid, Amount	$ 28,173,602
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$6,113,395,369
Number of Holdings	123
Total Advisory Fee	$28,173,602
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.5 Health Care 13.5 Industrials 11.8 Consumer Staples 9.7 Information Technology 9.1 Energy 6.9 Consumer Discretionary 6.2 Communication Services 6.2 Utilities 5.6 Materials 4.2 Real Estate 2.0 Common Stocks 95.7 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 90.2 Canada 2.8 United Kingdom 1.7 Taiwan 1.6 Ireland 1.0 China 1.0 Korea (South) 0.6 Japan 0.4 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.2 Canada - 2.8 United Kingdom - 1.7 Taiwan - 1.6 Ireland - 1.0 China - 1.0 Korea (South) - 0.6 Japan - 0.4 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.7 Exxon Mobil Corp 2.9 Walmart Inc 2.3 UnitedHealth Group Inc 2.2 Linde PLC 2.2 Bank of America Corp 1.9 AbbVie Inc 1.9 Wells Fargo & Co 1.8 Procter & Gamble Co/The 1.8 Danaher Corp 1.7 22.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Overseas Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to a strengthening U.S. dollar and the potential for new tariffs.
•Against this backdrop, stock picks in the U.K. and non-benchmark exposure to Taiwan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the year.
•Sector positioning was the primary contributor, especially an underweight in consumer staples, where a smaller-than-index allocation to food, beverage & tobacco stocks helped most. An underweight in energy also boosted relative performance, as did picks in materials.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+151%). This was an investment we established this period. An overweight in Tokio Marine Holdings (+49%), one of the fund's top holdings, helped as well. Another notable relative contributor was an overweight in SAP (+61%). The company was the fund's largest holding at period end.
•In contrast, from a regional standpoint, an underweight in Japan and stock selection in Ireland detracted from the fund's relative result.
•By sector, security selection in financials hurt most versus the benchmark, primarily among banks, where an underweight also detracted. An underweight in communication services further hampered the fund's result.
•The biggest individual relative detractor was our stake in Sony Group (-13%). The stock was not held at period end. A non-benchmark stake in Alten (-44%) and overweight in Sika (-26%) also hurt. This period we decreased our investment in Sika.
•Notable changes in positioning include decreased exposure to Sweden and a higher allocation to the United States. By sector, meaningful shifts in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,363 $9,838 $12,817 $10,919 $13,951 $16,130 $19,307 $14,580 $17,576 $18,457 MSCI EAFE Index $10,000 $9,933 $10,053 $12,595 $10,883 $13,309 $14,376 $16,027 $13,739 $16,280 $16,942 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 5.01% 5.76% 6.32% MSCI EAFE Index 4.07% 4.95% 5.41% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,873,527,864
Holdings Count | shares	88
Advisory Fees Paid, Amount	$ 13,853,311
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,873,527,864
Number of Holdings	88
Total Advisory Fee	$13,853,311
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.2 Financials 24.5 Information Technology 15.9 Health Care 11.7 Materials 7.9 Consumer Discretionary 7.0 Consumer Staples 2.4 Communication Services 1.8 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United Kingdom 17.9 United States 16.0 Japan 15.8 France 11.7 Germany 9.5 Netherlands 6.4 Denmark 3.8 Switzerland 3.8 Italy 3.5 Others 11.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.9 United States - 16.0 Japan - 15.8 France - 11.7 Germany - 9.5 Netherlands - 6.4 Denmark - 3.8 Switzerland - 3.8 Italy - 3.5 Others - 11.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.3 ASML Holding NV 3.2 Hitachi Ltd 2.3 RELX PLC 2.2 Compass Group PLC 2.2 Safran SA 2.2 London Stock Exchange Group PLC 2.1 Novo Nordisk A/S Series B 2.0 Tokio Marine Holdings Inc 2.0 Wolters Kluwer NV 2.0 23.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials. Stock picks in health care, primarily within the health care equipment & services industry, hampered the fund's return as well. Further hurting the portfolio's result were stock selection and an overweight in consumer discretionary.
•The largest individual relative detractor was an overweight in CVS Health (-41%). The company was one of the fund's largest holdings this period. The second-largest relative detractor was our stake in Centene (-23%). The stock was no longer held at period end but was among of our largest holdings in 2024. Another notable relative detractor was an overweight in Chemours (-44%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology. Investment choices in energy and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among the fund's biggest holdings. A non-benchmark stake in Targa Resources (+109%) helped as well. Another notable relative contributor was an overweight in Constellation Energy (+89%), although this period we decreased our stake in the stock.
•Notable changes in positioning include increased exposure to the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,924 $11,103 $12,826 $11,047 $14,583 $15,486 $20,129 $19,298 $23,097 $25,696 Russell 3000® Value Index $10,000 $9,587 $11,351 $12,848 $11,746 $14,831 $15,257 $19,128 $17,601 $19,653 $22,400 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 11.25% 12.00% 9.90% Russell 3000® Value Index 13.98% 8.60% 8.40% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 569,815,537
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 3,362,874
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$569,815,537
Number of Holdings	104
Total Advisory Fee	$3,362,874
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.5 Industrials 13.6 Health Care 11.8 Consumer Discretionary 8.9 Energy 7.9 Consumer Staples 7.5 Information Technology 6.1 Utilities 5.5 Materials 5.4 Real Estate 4.6 Communication Services 3.7 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 88.8 Canada 4.0 United Kingdom 2.1 Switzerland 1.0 Puerto Rico 0.9 Germany 0.8 Sweden 0.7 Portugal 0.7 Spain 0.5 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Canada - 4.0 United Kingdom - 2.1 Switzerland - 1.0 Puerto Rico - 0.9 Germany - 0.8 Sweden - 0.7 Portugal - 0.7 Spain - 0.5 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.9 Exxon Mobil Corp 2.9 Apollo Global Management Inc 2.0 Philip Morris International Inc 2.0 Lumentum Holdings Inc 1.9 First Citizens BancShares Inc/NC Class A 1.9 East West Bancorp Inc 1.8 The Travelers Companies, Inc. 1.8 Global Payments Inc 1.6 Reinsurance Group of America Inc 1.6 20.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Stock Selector Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection - especially in the software & services segment of the information technology sector - meaningfully detracted from the fund's performance versus the benchmark MSCI US Investable Market 2500 Index for the year. Picks in consumer staples and consumer discretionary shares also weighed on the portfolio's relative result the past 12 months.
•An underweight in Nvidia (+171%) detracted most among individual holdings. This period we increased the fund's holdings in Nvidia. Mostly avoiding index component Broadcom (+110%) - a position we established this period - also weighed on the fund's relative result. A further negative was the fund's overweight in Adobe (-25%), a stake we reduced.
•In contrast, investment choices in industrials, health care and communication services provided the biggest boost to the fund's performance versus the MSCI index.
•At the stock level, negligible exposure to index component Intel (-60%) contributed most. The fund did not hold Intel at year-end. Overweighting Boston Scientific (+54%) also was timely. We reduced this position during the period. Avoiding index component Johnson & Johnson (-5%) also worked in the portfolio's favor.
•Notable changes in positioning include increased exposure to information technology and a lower exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 21, 2021 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,173 $8,197 $10,429 MSCI US Investable Market 2500 Index $10,000 $10,505 $8,602 $10,863 S&P 500® Index $10,000 $10,505 $8,602 $10,863 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Initial Class 19.70% 7.19% MSCI US Investable Market 2500 Index 23.82% 8.69% S&P 500® Index 25.02% 10.05% A From October 21, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,400,536,993
Holdings Count | shares	361
Advisory Fees Paid, Amount	$ 25,497,788
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,400,536,993
Number of Holdings	361
Total Advisory Fee	$25,497,788
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.8 Financials 12.6 Consumer Discretionary 10.5 Health Care 9.6 Communication Services 9.0 Industrials 8.0 Consumer Staples 5.6 Energy 3.1 Utilities 2.0 Real Estate 2.0 Materials 1.9 Common Stocks 95.0 Preferred Stocks 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Preferred Stocks - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.9 United States 95.4 Canada 1.2 Taiwan 0.8 United Kingdom 0.5 Netherlands 0.4 Belgium 0.3 Puerto Rico 0.2 France 0.2 Denmark 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.4 Canada - 1.2 Taiwan - 0.8 United Kingdom - 0.5 Netherlands - 0.4 Belgium - 0.3 Puerto Rico - 0.2 France - 0.2 Denmark - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.2 Apple Inc 6.8 NVIDIA Corp 6.6 Alphabet Inc Class A 4.5 Amazon.com Inc 4.4 Meta Platforms Inc Class A 2.6 Tesla Inc 1.7 Exxon Mobil Corp 1.4 UnitedHealth Group Inc 1.2 Boston Scientific Corp 1.1 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's name changed from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Name [Text Block]	The fund's name changed from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Overseas Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to a strengthening U.S. dollar and the potential for new tariffs.
•Against this backdrop, stock picks in the U.K. and non-benchmark exposure to Taiwan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the year.
•Sector positioning was the primary contributor, especially an underweight in consumer staples, where a smaller-than-index allocation to food, beverage & tobacco stocks helped most. An underweight in energy also boosted relative performance, as did picks in materials.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+151%). This was an investment we established this period. An overweight in Tokio Marine Holdings (+49%), one of the fund's top holdings, helped as well. Another notable relative contributor was an overweight in SAP (+61%). The company was the fund's largest holding at period end.
•In contrast, from a regional standpoint, an underweight in Japan and stock selection in Ireland detracted from the fund's relative result.
•By sector, security selection in financials hurt most versus the benchmark, primarily among banks, where an underweight also detracted. An underweight in communication services further hampered the fund's result.
•The biggest individual relative detractor was our stake in Sony Group (-13%). The stock was not held at period end. A non-benchmark stake in Alten (-44%) and overweight in Sika (-26%) also hurt. This period we decreased our investment in Sika.
•Notable changes in positioning include decreased exposure to Sweden and a higher allocation to the United States. By sector, meaningful shifts in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,335 $9,786 $12,720 $10,805 $13,776 $15,888 $18,969 $14,287 $17,176 $18,002 MSCI EAFE Index $10,000 $9,933 $10,053 $12,595 $10,883 $13,309 $14,376 $16,027 $13,739 $16,280 $16,942 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 4.81% 5.50% 6.06% MSCI EAFE Index 4.07% 4.95% 5.41% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,873,527,864
Holdings Count | shares	88
Advisory Fees Paid, Amount	$ 13,853,311
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,873,527,864
Number of Holdings	88
Total Advisory Fee	$13,853,311
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.2 Financials 24.5 Information Technology 15.9 Health Care 11.7 Materials 7.9 Consumer Discretionary 7.0 Consumer Staples 2.4 Communication Services 1.8 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United Kingdom 17.9 United States 16.0 Japan 15.8 France 11.7 Germany 9.5 Netherlands 6.4 Denmark 3.8 Switzerland 3.8 Italy 3.5 Others 11.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.9 United States - 16.0 Japan - 15.8 France - 11.7 Germany - 9.5 Netherlands - 6.4 Denmark - 3.8 Switzerland - 3.8 Italy - 3.5 Others - 11.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.3 ASML Holding NV 3.2 Hitachi Ltd 2.3 RELX PLC 2.2 Compass Group PLC 2.2 Safran SA 2.2 London Stock Exchange Group PLC 2.1 Novo Nordisk A/S Series B 2.0 Tokio Marine Holdings Inc 2.0 Wolters Kluwer NV 2.0 23.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP High Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds gained in 2024, driven by a sturdy economy and corporate profits, tight spreads, light bond supply, and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds increased 9.18% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year.
•By industry, security selection was the primary contributor, especially within telecommunications. Our picks in services and basic industry also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+54%). It was the largest holding at year-end. A second notable relative contributor was an overweight in Emergent BioSolutions (+114%). This period we decreased our position in Emergent BioSolutions.
•An overweight in Uniti (formerly Communications Sales & Leasing) rose 25% and also contributed. The company was one of the fund's largest holdings for the year.
•In contrast, the biggest detractors from performance versus the benchmark were security selection in health care, media, and technology & electronics.
•The largest individual relative detractor was Bausch Health (+13%), which was among the top holdings at year-end. The second-biggest relative detractor was an underweight in CommScope (+55%). An underweight in Ardagh (-12%) also detracted.
•Notable changes in positioning include increased exposure to the financial services and telecommunications industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,624 $11,008 $11,786 $11,362 $13,057 $13,403 $14,005 $12,387 $13,688 $14,882 ICE® BofA® US High Yield Constrained Index $10,000 $9,539 $11,207 $12,046 $11,773 $13,469 $14,287 $15,051 $13,364 $15,164 $16,408 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 8.72% 2.65% 4.06% ICE® BofA® US High Yield Constrained Index 8.20% 4.03% 5.08% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 778,258,015
Holdings Count | shares	798
Advisory Fees Paid, Amount	$ 4,798,108
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$778,258,015
Number of Holdings	798
Total Advisory Fee	$4,798,108
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.1 A 0.4 BBB 2.5 BB 31.9 B 37.3 CCC,CC,C 18.1 Not Rated 3.1 Equities 3.8 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.1 A - 0.4 BBB - 2.5 BB - 31.9 B - 37.3 CCC,CC,C - 18.1 Not Rated - 3.1 Equities - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.5 Bank Loan Obligations 5.9 Common Stocks 2.1 Alternative Funds 1.7 U.S. Treasury Obligations 1.1 Preferred Securities 1.1 Asset-Backed Securities 0.4 CMOs and Other Mortgage Related Securities 0.4 Fixed-Income Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 85.5 Bank Loan Obligations - 5.9 Common Stocks - 2.1 Alternative Funds - 1.7 U.S. Treasury Obligations - 1.1 Preferred Securities - 1.1 Asset-Backed Securities - 0.4 CMOs and Other Mortgage Related Securities - 0.4 Fixed-Income Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 84.8 Canada 3.7 United Kingdom 2.2 France 0.9 Ireland 0.7 Luxembourg 0.7 Switzerland 0.6 Italy 0.6 Germany 0.6 Others 5.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.8 Canada - 3.7 United Kingdom - 2.2 France - 0.9 Ireland - 0.7 Luxembourg - 0.7 Switzerland - 0.6 Italy - 0.6 Germany - 0.6 Others - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) EchoStar Corp 2.9 Fidelity Private Credit Company LLC 1.7 TransDigm Inc 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.3 US Treasury Notes 1.1 CHS/Community Health Systems Inc 1.1 Mesquite Energy Inc 1.0 Tenet Healthcare Corp 0.9 MPT Operating Partnership LP / MPT Finance Corp 0.9 Altice France SA 0.8 13.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials. Stock picks in health care, primarily within the health care equipment & services industry, hampered the fund's return as well. Further hurting the portfolio's result were stock selection and an overweight in consumer discretionary.
•The largest individual relative detractor was an overweight in CVS Health (-41%). The company was one of the fund's largest holdings this period. The second-largest relative detractor was our stake in Centene (-23%). The stock was no longer held at period end but was among of our largest holdings in 2024. Another notable relative detractor was an overweight in Chemours (-44%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology. Investment choices in energy and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among the fund's biggest holdings. A non-benchmark stake in Targa Resources (+109%) helped as well. Another notable relative contributor was an overweight in Constellation Energy (+89%), although this period we decreased our stake in the stock.
•Notable changes in positioning include increased exposure to the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,918 $11,099 $12,823 $11,032 $14,562 $15,469 $20,098 $19,259 $23,048 $25,637 Russell 3000® Value Index $10,000 $9,587 $11,351 $12,848 $11,746 $14,831 $15,257 $19,128 $17,601 $19,653 $22,400 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 11.23% 11.98% 9.87% Russell 3000® Value Index 13.98% 8.60% 8.40% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 569,815,537
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 3,362,874
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$569,815,537
Number of Holdings	104
Total Advisory Fee	$3,362,874
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.5 Industrials 13.6 Health Care 11.8 Consumer Discretionary 8.9 Energy 7.9 Consumer Staples 7.5 Information Technology 6.1 Utilities 5.5 Materials 5.4 Real Estate 4.6 Communication Services 3.7 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 88.8 Canada 4.0 United Kingdom 2.1 Switzerland 1.0 Puerto Rico 0.9 Germany 0.8 Sweden 0.7 Portugal 0.7 Spain 0.5 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Canada - 4.0 United Kingdom - 2.1 Switzerland - 1.0 Puerto Rico - 0.9 Germany - 0.8 Sweden - 0.7 Portugal - 0.7 Spain - 0.5 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.9 Exxon Mobil Corp 2.9 Apollo Global Management Inc 2.0 Philip Morris International Inc 2.0 Lumentum Holdings Inc 1.9 First Citizens BancShares Inc/NC Class A 1.9 East West Bancorp Inc 1.8 The Travelers Companies, Inc. 1.8 Global Payments Inc 1.6 Reinsurance Group of America Inc 1.6 20.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP High Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds gained in 2024, driven by a sturdy economy and corporate profits, tight spreads, light bond supply, and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds increased 9.18% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year.
•By industry, security selection was the primary contributor, especially within telecommunications. Our picks in services and basic industry also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+54%). It was the largest holding at year-end. A second notable relative contributor was an overweight in Emergent BioSolutions (+114%). This period we decreased our position in Emergent BioSolutions.
•An overweight in Uniti (formerly Communications Sales & Leasing) rose 25% and also contributed. The company was one of the fund's largest holdings for the year.
•In contrast, the biggest detractors from performance versus the benchmark were security selection in health care, media, and technology & electronics.
•The largest individual relative detractor was Bausch Health (+13%), which was among the top holdings at year-end. The second-biggest relative detractor was an underweight in CommScope (+55%). An underweight in Ardagh (-12%) also detracted.
•Notable changes in positioning include increased exposure to the financial services and telecommunications industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,637 $11,045 $11,833 $11,423 $13,148 $13,510 $14,105 $12,501 $13,811 $15,050 ICE® BofA® US High Yield Constrained Index $10,000 $9,539 $11,207 $12,046 $11,773 $13,469 $14,287 $15,051 $13,364 $15,164 $16,408 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 8.97% 2.74% 4.17% ICE® BofA® US High Yield Constrained Index 8.20% 4.03% 5.08% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 778,258,015
Holdings Count | shares	798
Advisory Fees Paid, Amount	$ 4,798,108
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$778,258,015
Number of Holdings	798
Total Advisory Fee	$4,798,108
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.1 A 0.4 BBB 2.5 BB 31.9 B 37.3 CCC,CC,C 18.1 Not Rated 3.1 Equities 3.8 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.1 A - 0.4 BBB - 2.5 BB - 31.9 B - 37.3 CCC,CC,C - 18.1 Not Rated - 3.1 Equities - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.5 Bank Loan Obligations 5.9 Common Stocks 2.1 Alternative Funds 1.7 U.S. Treasury Obligations 1.1 Preferred Securities 1.1 Asset-Backed Securities 0.4 CMOs and Other Mortgage Related Securities 0.4 Fixed-Income Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 85.5 Bank Loan Obligations - 5.9 Common Stocks - 2.1 Alternative Funds - 1.7 U.S. Treasury Obligations - 1.1 Preferred Securities - 1.1 Asset-Backed Securities - 0.4 CMOs and Other Mortgage Related Securities - 0.4 Fixed-Income Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 84.8 Canada 3.7 United Kingdom 2.2 France 0.9 Ireland 0.7 Luxembourg 0.7 Switzerland 0.6 Italy 0.6 Germany 0.6 Others 5.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.8 Canada - 3.7 United Kingdom - 2.2 France - 0.9 Ireland - 0.7 Luxembourg - 0.7 Switzerland - 0.6 Italy - 0.6 Germany - 0.6 Others - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) EchoStar Corp 2.9 Fidelity Private Credit Company LLC 1.7 TransDigm Inc 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.3 US Treasury Notes 1.1 CHS/Community Health Systems Inc 1.1 Mesquite Energy Inc 1.0 Tenet Healthcare Corp 0.9 MPT Operating Partnership LP / MPT Finance Corp 0.9 Altice France SA 0.8 13.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Equity-Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within utilities. Picks in consumer discretionary also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in health care, primarily within the health care equipment & services industry.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+92%). The second-largest relative contributor this period was avoiding Intel, a benchmark component that returned approximately -60%. An overweight in Vistra (+257%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Stock picking in consumer staples, primarily within the consumer staples distribution & retail industry, also hampered the fund's result. Also detracting from our result were stock picking and an underweight in industrials. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Samsung Electronics returned approximately -40% and was the largest individual relative detractor. A second notable relative detractor this period was avoiding Berkshire Hathaway, a benchmark component that gained 27%. Our stake in Boeing (-32%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,568 $11,263 $12,687 $11,604 $14,750 $15,700 $19,562 $18,536 $20,460 $23,541 Russell 3000® Value Index $10,000 $9,587 $11,351 $12,848 $11,746 $14,831 $15,257 $19,128 $17,601 $19,653 $22,400 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 15.06% 9.80% 8.94% Russell 3000® Value Index 13.98% 8.60% 8.40% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,113,395,369
Holdings Count | shares	123
Advisory Fees Paid, Amount	$ 28,173,602
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$6,113,395,369
Number of Holdings	123
Total Advisory Fee	$28,173,602
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.5 Health Care 13.5 Industrials 11.8 Consumer Staples 9.7 Information Technology 9.1 Energy 6.9 Consumer Discretionary 6.2 Communication Services 6.2 Utilities 5.6 Materials 4.2 Real Estate 2.0 Common Stocks 95.7 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 90.2 Canada 2.8 United Kingdom 1.7 Taiwan 1.6 Ireland 1.0 China 1.0 Korea (South) 0.6 Japan 0.4 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.2 Canada - 2.8 United Kingdom - 1.7 Taiwan - 1.6 Ireland - 1.0 China - 1.0 Korea (South) - 0.6 Japan - 0.4 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.7 Exxon Mobil Corp 2.9 Walmart Inc 2.3 UnitedHealth Group Inc 2.2 Linde PLC 2.2 Bank of America Corp 1.9 AbbVie Inc 1.9 Wells Fargo & Co 1.8 Procter & Gamble Co/The 1.8 Danaher Corp 1.7 22.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Overseas Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to a strengthening U.S. dollar and the potential for new tariffs.
•Against this backdrop, stock picks in the U.K. and non-benchmark exposure to Taiwan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the year.
•Sector positioning was the primary contributor, especially an underweight in consumer staples, where a smaller-than-index allocation to food, beverage & tobacco stocks helped most. An underweight in energy also boosted relative performance, as did picks in materials.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+151%). This was an investment we established this period. An overweight in Tokio Marine Holdings (+49%), one of the fund's top holdings, helped as well. Another notable relative contributor was an overweight in SAP (+61%). The company was the fund's largest holding at period end.
•In contrast, from a regional standpoint, an underweight in Japan and stock selection in Ireland detracted from the fund's relative result.
•By sector, security selection in financials hurt most versus the benchmark, primarily among banks, where an underweight also detracted. An underweight in communication services further hampered the fund's result.
•The biggest individual relative detractor was our stake in Sony Group (-13%). The stock was not held at period end. A non-benchmark stake in Alten (-44%) and overweight in Sika (-26%) also hurt. This period we decreased our investment in Sika.
•Notable changes in positioning include decreased exposure to Sweden and a higher allocation to the United States. By sector, meaningful shifts in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,349 $9,819 $12,775 $10,873 $13,882 $16,033 $19,172 $14,459 $17,409 $18,272 MSCI EAFE Index $10,000 $9,933 $10,053 $12,595 $10,883 $13,309 $14,376 $16,027 $13,739 $16,280 $16,942 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 4.95% 5.65% 6.21% MSCI EAFE Index 4.07% 4.95% 5.41% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,873,527,864
Holdings Count | shares	88
Advisory Fees Paid, Amount	$ 13,853,311
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,873,527,864
Number of Holdings	88
Total Advisory Fee	$13,853,311
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.2 Financials 24.5 Information Technology 15.9 Health Care 11.7 Materials 7.9 Consumer Discretionary 7.0 Consumer Staples 2.4 Communication Services 1.8 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United Kingdom 17.9 United States 16.0 Japan 15.8 France 11.7 Germany 9.5 Netherlands 6.4 Denmark 3.8 Switzerland 3.8 Italy 3.5 Others 11.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.9 United States - 16.0 Japan - 15.8 France - 11.7 Germany - 9.5 Netherlands - 6.4 Denmark - 3.8 Switzerland - 3.8 Italy - 3.5 Others - 11.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.3 ASML Holding NV 3.2 Hitachi Ltd 2.3 RELX PLC 2.2 Compass Group PLC 2.2 Safran SA 2.2 London Stock Exchange Group PLC 2.1 Novo Nordisk A/S Series B 2.0 Tokio Marine Holdings Inc 2.0 Wolters Kluwer NV 2.0 23.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Equity Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within utilities. Picks in consumer discretionary also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in health care, primarily within the health care equipment & services industry.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+92%). The second-largest relative contributor this period was avoiding Intel, a benchmark component that returned approximately -60%. An overweight in Vistra (+257%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Stock picking in consumer staples, primarily within the consumer staples distribution & retail industry, also hampered the fund's result. Also detracting from our result were stock picking and an underweight in industrials. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Samsung Electronics returned approximately -40% and was the largest individual relative detractor. A second notable relative detractor this period was avoiding Berkshire Hathaway, a benchmark component that gained 27%. Our stake in Boeing (-32%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,582 $11,299 $12,749 $11,682 $14,877 $15,855 $19,792 $18,798 $20,783 $23,954 Russell 3000® Value Index $10,000 $9,587 $11,351 $12,848 $11,746 $14,831 $15,257 $19,128 $17,601 $19,653 $22,400 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 15.26% 10.00% 9.13% Russell 3000® Value Index 13.98% 8.60% 8.40% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,113,395,369
Holdings Count | shares	123
Advisory Fees Paid, Amount	$ 28,173,602
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$6,113,395,369
Number of Holdings	123
Total Advisory Fee	$28,173,602
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.5 Health Care 13.5 Industrials 11.8 Consumer Staples 9.7 Information Technology 9.1 Energy 6.9 Consumer Discretionary 6.2 Communication Services 6.2 Utilities 5.6 Materials 4.2 Real Estate 2.0 Common Stocks 95.7 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 90.2 Canada 2.8 United Kingdom 1.7 Taiwan 1.6 Ireland 1.0 China 1.0 Korea (South) 0.6 Japan 0.4 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.2 Canada - 2.8 United Kingdom - 1.7 Taiwan - 1.6 Ireland - 1.0 China - 1.0 Korea (South) - 0.6 Japan - 0.4 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.7 Exxon Mobil Corp 2.9 Walmart Inc 2.3 UnitedHealth Group Inc 2.2 Linde PLC 2.2 Bank of America Corp 1.9 AbbVie Inc 1.9 Wells Fargo & Co 1.8 Procter & Gamble Co/The 1.8 Danaher Corp 1.7 22.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Equity-Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within utilities. Picks in consumer discretionary also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in health care, primarily within the health care equipment & services industry.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+92%). The second-largest relative contributor this period was avoiding Intel, a benchmark component that returned approximately -60%. An overweight in Vistra (+257%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Stock picking in consumer staples, primarily within the consumer staples distribution & retail industry, also hampered the fund's result. Also detracting from our result were stock picking and an underweight in industrials. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Samsung Electronics returned approximately -40% and was the largest individual relative detractor. A second notable relative detractor this period was avoiding Berkshire Hathaway, a benchmark component that gained 27%. Our stake in Boeing (-32%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,592 $11,320 $12,779 $11,720 $14,936 $15,936 $19,903 $18,916 $20,930 $24,143 Russell 3000® Value Index $10,000 $9,587 $11,351 $12,848 $11,746 $14,831 $15,257 $19,128 $17,601 $19,653 $22,400 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 15.35% 10.08% 9.21% Russell 3000® Value Index 13.98% 8.60% 8.40% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,113,395,369
Holdings Count | shares	123
Advisory Fees Paid, Amount	$ 28,173,602
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$6,113,395,369
Number of Holdings	123
Total Advisory Fee	$28,173,602
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.5 Health Care 13.5 Industrials 11.8 Consumer Staples 9.7 Information Technology 9.1 Energy 6.9 Consumer Discretionary 6.2 Communication Services 6.2 Utilities 5.6 Materials 4.2 Real Estate 2.0 Common Stocks 95.7 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 90.2 Canada 2.8 United Kingdom 1.7 Taiwan 1.6 Ireland 1.0 China 1.0 Korea (South) 0.6 Japan 0.4 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.2 Canada - 2.8 United Kingdom - 1.7 Taiwan - 1.6 Ireland - 1.0 China - 1.0 Korea (South) - 0.6 Japan - 0.4 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.7 Exxon Mobil Corp 2.9 Walmart Inc 2.3 UnitedHealth Group Inc 2.2 Linde PLC 2.2 Bank of America Corp 1.9 AbbVie Inc 1.9 Wells Fargo & Co 1.8 Procter & Gamble Co/The 1.8 Danaher Corp 1.7 22.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 76	0.66%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an overweight in health care. Also hurting our result were picks in communication services, primarily within the media & entertainment industry, and consumer discretionary.
•The largest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 110%. The second-largest relative detractor was a stake in MongoDB (-42%). This period we decreased our investment in MongoDB. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained roughly 63%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care. Stock picks in information technology and industrials, primarily within the capital goods industry, also boosted relative performance.
•The top individual relative contributor was a stake in Nvidia (+180%). The stock was the fund's biggest holding at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 92% and was a second notable relative contributor. This period we increased our investment in Taiwan Semiconductor Manufacturing. The stock was one of the fund's biggest holdings. An underweight in Apple (+31%) also helped. This period we increased our investment in Apple. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,705 $10,782 $14,555 $14,515 $19,475 $27,998 $34,461 $26,010 $35,398 $46,112 Russell 3000® Growth Index $10,000 $10,509 $11,286 $14,626 $14,316 $19,447 $26,888 $33,839 $24,037 $33,942 $44,959 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 30.27% 18.81% 16.51% Russell 3000® Growth Index 32.46% 18.25% 16.22% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,947,197,241
Holdings Count | shares	144
Advisory Fees Paid, Amount	$ 57,068,422
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$10,947,197,241
Number of Holdings	144
Total Advisory Fee	$57,068,422
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.4 Health Care 16.2 Consumer Discretionary 11.6 Communication Services 8.9 Industrials 8.5 Financials 7.7 Consumer Staples 1.7 Materials 1.6 Energy 1.5 Real Estate 0.6 Common Stocks 98.4 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.4 Taiwan 5.2 China 2.5 Brazil 0.8 Israel 0.7 Belgium 0.6 Netherlands 0.6 Germany 0.4 United Kingdom 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Taiwan - 5.2 China - 2.5 Brazil - 0.8 Israel - 0.7 Belgium - 0.6 Netherlands - 0.6 Germany - 0.4 United Kingdom - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.6 Apple Inc 11.5 Alphabet Inc Class A 5.4 Amazon.com Inc 5.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.1 Microsoft Corp 4.9 Boston Scientific Corp 2.7 Eli Lilly & Co 2.3 Meta Platforms Inc Class A 1.9 Mastercard Inc Class A 1.8 53.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Stock Selector Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection - especially in the software & services segment of the information technology sector - meaningfully detracted from the fund's performance versus the benchmark MSCI US Investable Market 2500 Index for the year. Picks in consumer staples and consumer discretionary shares also weighed on the portfolio's relative result the past 12 months.
•An underweight in Nvidia (+171%) detracted most among individual holdings. This period we increased the fund's holdings in Nvidia. Mostly avoiding index component Broadcom (+110%) - a position we established this period - also weighed on the fund's relative result. A further negative was the fund's overweight in Adobe (-25%), a stake we reduced.
•In contrast, investment choices in industrials, health care and communication services provided the biggest boost to the fund's performance versus the MSCI index.
•At the stock level, negligible exposure to index component Intel (-60%) contributed most. The fund did not hold Intel at year-end. Overweighting Boston Scientific (+54%) also was timely. We reduced this position during the period. Avoiding index component Johnson & Johnson (-5%) also worked in the portfolio's favor.
•Notable changes in positioning include increased exposure to information technology and a lower exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 21, 2021 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,168 $8,172 $10,374 MSCI US Investable Market 2500 Index $10,000 $10,505 $8,602 $10,863 S&P 500® Index $10,000 $10,505 $8,602 $10,863 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 19.44% 6.93% MSCI US Investable Market 2500 Index 23.82% 8.69% S&P 500® Index 25.02% 10.05% A From October 21, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,400,536,993
Holdings Count | shares	361
Advisory Fees Paid, Amount	$ 25,497,788
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,400,536,993
Number of Holdings	361
Total Advisory Fee	$25,497,788
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.8 Financials 12.6 Consumer Discretionary 10.5 Health Care 9.6 Communication Services 9.0 Industrials 8.0 Consumer Staples 5.6 Energy 3.1 Utilities 2.0 Real Estate 2.0 Materials 1.9 Common Stocks 95.0 Preferred Stocks 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Preferred Stocks - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.9 United States 95.4 Canada 1.2 Taiwan 0.8 United Kingdom 0.5 Netherlands 0.4 Belgium 0.3 Puerto Rico 0.2 France 0.2 Denmark 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.4 Canada - 1.2 Taiwan - 0.8 United Kingdom - 0.5 Netherlands - 0.4 Belgium - 0.3 Puerto Rico - 0.2 France - 0.2 Denmark - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.2 Apple Inc 6.8 NVIDIA Corp 6.6 Alphabet Inc Class A 4.5 Amazon.com Inc 4.4 Meta Platforms Inc Class A 2.6 Tesla Inc 1.7 Exxon Mobil Corp 1.4 UnitedHealth Group Inc 1.2 Boston Scientific Corp 1.1 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's name changed from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Name [Text Block]	The fund's name changed from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP High Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds gained in 2024, driven by a sturdy economy and corporate profits, tight spreads, light bond supply, and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds increased 9.18% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year.
•By industry, security selection was the primary contributor, especially within telecommunications. Our picks in services and basic industry also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+54%). It was the largest holding at year-end. A second notable relative contributor was an overweight in Emergent BioSolutions (+114%). This period we decreased our position in Emergent BioSolutions.
•An overweight in Uniti (formerly Communications Sales & Leasing) rose 25% and also contributed. The company was one of the fund's largest holdings for the year.
•In contrast, the biggest detractors from performance versus the benchmark were security selection in health care, media, and technology & electronics.
•The largest individual relative detractor was Bausch Health (+13%), which was among the top holdings at year-end. The second-biggest relative detractor was an underweight in CommScope (+55%). An underweight in Ardagh (-12%) also detracted.
•Notable changes in positioning include increased exposure to the financial services and telecommunications industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,632 $11,042 $11,810 $11,396 $13,099 $13,458 $14,080 $12,467 $13,750 $14,995 ICE® BofA® US High Yield Constrained Index $10,000 $9,539 $11,207 $12,046 $11,773 $13,469 $14,287 $15,051 $13,364 $15,164 $16,408 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 9.05% 2.74% 4.13% ICE® BofA® US High Yield Constrained Index 8.20% 4.03% 5.08% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 778,258,015
Holdings Count | shares	798
Advisory Fees Paid, Amount	$ 4,798,108
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$778,258,015
Number of Holdings	798
Total Advisory Fee	$4,798,108
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.1 A 0.4 BBB 2.5 BB 31.9 B 37.3 CCC,CC,C 18.1 Not Rated 3.1 Equities 3.8 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.1 A - 0.4 BBB - 2.5 BB - 31.9 B - 37.3 CCC,CC,C - 18.1 Not Rated - 3.1 Equities - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.5 Bank Loan Obligations 5.9 Common Stocks 2.1 Alternative Funds 1.7 U.S. Treasury Obligations 1.1 Preferred Securities 1.1 Asset-Backed Securities 0.4 CMOs and Other Mortgage Related Securities 0.4 Fixed-Income Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 85.5 Bank Loan Obligations - 5.9 Common Stocks - 2.1 Alternative Funds - 1.7 U.S. Treasury Obligations - 1.1 Preferred Securities - 1.1 Asset-Backed Securities - 0.4 CMOs and Other Mortgage Related Securities - 0.4 Fixed-Income Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 84.8 Canada 3.7 United Kingdom 2.2 France 0.9 Ireland 0.7 Luxembourg 0.7 Switzerland 0.6 Italy 0.6 Germany 0.6 Others 5.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.8 Canada - 3.7 United Kingdom - 2.2 France - 0.9 Ireland - 0.7 Luxembourg - 0.7 Switzerland - 0.6 Italy - 0.6 Germany - 0.6 Others - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) EchoStar Corp 2.9 Fidelity Private Credit Company LLC 1.7 TransDigm Inc 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.3 US Treasury Notes 1.1 CHS/Community Health Systems Inc 1.1 Mesquite Energy Inc 1.0 Tenet Healthcare Corp 0.9 MPT Operating Partnership LP / MPT Finance Corp 0.9 Altice France SA 0.8 13.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an overweight in health care. Also hurting our result were picks in communication services, primarily within the media & entertainment industry, and consumer discretionary.
•The largest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 110%. The second-largest relative detractor was a stake in MongoDB (-42%). This period we decreased our investment in MongoDB. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained roughly 63%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care. Stock picks in information technology and industrials, primarily within the capital goods industry, also boosted relative performance.
•The top individual relative contributor was a stake in Nvidia (+180%). The stock was the fund's biggest holding at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 92% and was a second notable relative contributor. This period we increased our investment in Taiwan Semiconductor Manufacturing. The stock was one of the fund's biggest holdings. An underweight in Apple (+31%) also helped. This period we increased our investment in Apple. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,709 $10,785 $14,563 $14,528 $19,494 $28,033 $34,513 $26,056 $35,467 $46,213 Russell 3000® Growth Index $10,000 $10,509 $11,286 $14,626 $14,316 $19,447 $26,888 $33,839 $24,037 $33,942 $44,959 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 30.30% 18.84% 16.54% Russell 3000® Growth Index 32.46% 18.25% 16.22% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,947,197,241
Holdings Count | shares	144
Advisory Fees Paid, Amount	$ 57,068,422
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$10,947,197,241
Number of Holdings	144
Total Advisory Fee	$57,068,422
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.4 Health Care 16.2 Consumer Discretionary 11.6 Communication Services 8.9 Industrials 8.5 Financials 7.7 Consumer Staples 1.7 Materials 1.6 Energy 1.5 Real Estate 0.6 Common Stocks 98.4 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.4 Taiwan 5.2 China 2.5 Brazil 0.8 Israel 0.7 Belgium 0.6 Netherlands 0.6 Germany 0.4 United Kingdom 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Taiwan - 5.2 China - 2.5 Brazil - 0.8 Israel - 0.7 Belgium - 0.6 Netherlands - 0.6 Germany - 0.4 United Kingdom - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.6 Apple Inc 11.5 Alphabet Inc Class A 5.4 Amazon.com Inc 5.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.1 Microsoft Corp 4.9 Boston Scientific Corp 2.7 Eli Lilly & Co 2.3 Meta Platforms Inc Class A 1.9 Mastercard Inc Class A 1.8 53.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an overweight in health care. Also hurting our result were picks in communication services, primarily within the media & entertainment industry, and consumer discretionary.
•The largest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 110%. The second-largest relative detractor was a stake in MongoDB (-42%). This period we decreased our investment in MongoDB. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained roughly 63%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care. Stock picks in information technology and industrials, primarily within the capital goods industry, also boosted relative performance.
•The top individual relative contributor was a stake in Nvidia (+180%). The stock was the fund's biggest holding at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 92% and was a second notable relative contributor. This period we increased our investment in Taiwan Semiconductor Manufacturing. The stock was one of the fund's biggest holdings. An underweight in Apple (+31%) also helped. This period we increased our investment in Apple. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,690 $10,749 $14,492 $14,429 $19,331 $27,750 $34,105 $25,700 $34,924 $45,427 Russell 3000® Growth Index $10,000 $10,509 $11,286 $14,626 $14,316 $19,447 $26,888 $33,839 $24,037 $33,942 $44,959 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 30.07% 18.63% 16.34% Russell 3000® Growth Index 32.46% 18.25% 16.22% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,947,197,241
Holdings Count | shares	144
Advisory Fees Paid, Amount	$ 57,068,422
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$10,947,197,241
Number of Holdings	144
Total Advisory Fee	$57,068,422
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.4 Health Care 16.2 Consumer Discretionary 11.6 Communication Services 8.9 Industrials 8.5 Financials 7.7 Consumer Staples 1.7 Materials 1.6 Energy 1.5 Real Estate 0.6 Common Stocks 98.4 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.4 Taiwan 5.2 China 2.5 Brazil 0.8 Israel 0.7 Belgium 0.6 Netherlands 0.6 Germany 0.4 United Kingdom 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Taiwan - 5.2 China - 2.5 Brazil - 0.8 Israel - 0.7 Belgium - 0.6 Netherlands - 0.6 Germany - 0.4 United Kingdom - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.6 Apple Inc 11.5 Alphabet Inc Class A 5.4 Amazon.com Inc 5.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.1 Microsoft Corp 4.9 Boston Scientific Corp 2.7 Eli Lilly & Co 2.3 Meta Platforms Inc Class A 1.9 Mastercard Inc Class A 1.8 53.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Floating Rate High Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Given resilient corporate profits, better-than-expected U.S. economic performance, and a realization that the U.S. Federal Reserve may take a more measured approach to interest rate cuts, leveraged loans posted a solid gain and outperformed all other fixed-income categories in 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 8.99% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, security selection was the primary detractor, especially within telecom category. Picks in the food products segment also hampered the fund's result. Investment choices and an underweight in health care hurt as well.
•The largest individual relative detractor was an overweight in Securus Technologies (-43%). A stake in CenturyLink (+37%) also hurt. Another notable relative detractor this period was avoiding Air Medical, a benchmark component that gained 31%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in the electronics/electrical group. Oil & gas picks also boosted the fund's relative performance. Also helping our relative result were security selection and an underweight in business equipment & services.
•Not owning Magenta Buyer, a benchmark component that returned -38%, was the top individual relative contributor. Avoiding Dell Software, a benchmark component that returned approximately -29%, helped as well. Another notable relative contributor this period was avoiding Endure Digital, a benchmark component that returned roughly -24%.
•By quality, positioning in unrated bonds added the most value, whereas those rated CCC hurt the most. Notable changes in positioning include higher allocations to the financial intermediaries and telecom industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,991 $10,908 $11,324 $11,305 $12,299 $12,646 $13,304 $13,236 $14,862 $16,110 Morningstar® LSTA® US Performing Loans $10,000 $10,010 $11,047 $11,524 $11,593 $12,601 $13,043 $13,750 $13,644 $15,515 $16,935 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 8.39% 5.55% 4.88% Morningstar® LSTA® US Performing Loans 9.15% 6.09% 5.41% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 448,863,144
Holdings Count | shares	596
Advisory Fees Paid, Amount	$ 2,531,143
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$448,863,144
Number of Holdings	596
Total Advisory Fee	$2,531,143
Portfolio Turnover	45%

Holdings [Text Block]	BBB 1.3 BB 20.9 B 60.5 CCC,CC,C 6.4 D 0.1 Not Rated 4.7 Equities 1.4 Short-Term Investments and Net Other Assets (Liabilities) 4.7 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 1.3 BB - 20.9 B - 60.5 CCC,CC,C - 6.4 D - 0.1 Not Rated - 4.7 Equities - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.5 Corporate Bonds 3.8 Common Stocks 0.9 Alternative Funds 0.5 Asset-Backed Securities 0.4 Preferred Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.5 Corporate Bonds - 3.8 Common Stocks - 0.9 Alternative Funds - 0.5 Asset-Backed Securities - 0.4 Preferred Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 United States 91.1 United Kingdom 2.5 Canada 1.5 Netherlands 1.3 France 0.8 Puerto Rico 0.5 Luxembourg 0.4 Grand Cayman (UK Overseas Ter) 0.4 Ireland 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 United Kingdom - 2.5 Canada - 1.5 Netherlands - 1.3 France - 0.8 Puerto Rico - 0.5 Luxembourg - 0.4 Grand Cayman (UK Overseas Ter) - 0.4 Ireland - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.1 MH Sub I LLC 1.3 Acrisure LLC 1.2 Fertitta Entertainment LLC/NV 1.2 Univision Communications Inc 1.1 Polaris Newco LLC 1.0 Caesars Entertainment Inc 0.9 Cloud Software Group Inc 0.9 Ascend Learning LLC 0.9 13.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The class reduced its contractual expense cap during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The class reduced its contractual expense cap during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials. Stock picks in health care, primarily within the health care equipment & services industry, hampered the fund's return as well. Further hurting the portfolio's result were stock selection and an overweight in consumer discretionary.
•The largest individual relative detractor was an overweight in CVS Health (-41%). The company was one of the fund's largest holdings this period. The second-largest relative detractor was our stake in Centene (-23%). The stock was no longer held at period end but was among of our largest holdings in 2024. Another notable relative detractor was an overweight in Chemours (-44%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology. Investment choices in energy and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among the fund's biggest holdings. A non-benchmark stake in Targa Resources (+109%) helped as well. Another notable relative contributor was an overweight in Constellation Energy (+89%), although this period we decreased our stake in the stock.
•Notable changes in positioning include increased exposure to the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,903 $11,062 $12,762 $10,973 $14,459 $15,330 $19,886 $19,033 $22,739 $25,259 Russell 3000® Value Index $10,000 $9,587 $11,351 $12,848 $11,746 $14,831 $15,257 $19,128 $17,601 $19,653 $22,400 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 11.08% 11.80% 9.71% Russell 3000® Value Index 13.98% 8.60% 8.40% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 569,815,537
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 3,362,874
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$569,815,537
Number of Holdings	104
Total Advisory Fee	$3,362,874
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.5 Industrials 13.6 Health Care 11.8 Consumer Discretionary 8.9 Energy 7.9 Consumer Staples 7.5 Information Technology 6.1 Utilities 5.5 Materials 5.4 Real Estate 4.6 Communication Services 3.7 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 88.8 Canada 4.0 United Kingdom 2.1 Switzerland 1.0 Puerto Rico 0.9 Germany 0.8 Sweden 0.7 Portugal 0.7 Spain 0.5 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Canada - 4.0 United Kingdom - 2.1 Switzerland - 1.0 Puerto Rico - 0.9 Germany - 0.8 Sweden - 0.7 Portugal - 0.7 Spain - 0.5 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.9 Exxon Mobil Corp 2.9 Apollo Global Management Inc 2.0 Philip Morris International Inc 2.0 Lumentum Holdings Inc 1.9 First Citizens BancShares Inc/NC Class A 1.9 East West Bancorp Inc 1.8 The Travelers Companies, Inc. 1.8 Global Payments Inc 1.6 Reinsurance Group of America Inc 1.6 20.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec